Secured and unsecured debt (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009 8.00% Unsecured Convertible Notes rate	Dec. 31, 2011 8.00% Unsecured Convertible Notes rate	Dec. 31, 2010 8.00% Unsecured Convertible Notes	Dec. 31, 2009 8.00% Unsecured Convertible Notes	Jul. 31, 2010 8.00% Unsecured Convertible Notes	Jun. 30, 2010 8.00% Unsecured Convertible Notes	Jan. 31, 2007 3.70% unsecured convertible notes rate	Dec. 31, 2011 3.70% unsecured convertible notes rate	Dec. 31, 2010 3.70% unsecured convertible notes	Dec. 31, 2009 3.70% unsecured convertible notes
Unsecured convertible notes
Principal amount					$ 250,000	$ 250,000					$ 84,801,000	$ 301,934,000
Unamortized discount					15,000	20,000					77,000	6,871,000
Net carrying amount of liability component	84,959,000	295,293,000			235,000	230,000					84,724,000	295,063,000
Carrying amount of equity component					27,000	27,000					8,080,000	28,769,000
Number of shares on which the aggregate consideration to be delivered on conversion is determined (in shares)					6,087	6,047
Stated interest rate (as a percent)	7.00%			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	3.70%	3.70%	3.70%
Effective interest rate (as a percent)					11.00%						5.96%
Conversion rate per $1,000 principal value of unsecured convertible notes				24.1546	24.3480					8.4774	8.5207
Conversion price (in dollars per share)				$ 41.40	$ 41.07					$ 117.96	$ 117.36	$ 117.36
Denominator applied to principal				1,000	1,000				1,000	1,000	1,000	1,000
Closing stock price of common stock (in dollars per share)											$ 68.97	$ 73.26
Components of interest cost recognized
Contractual interest					20,000	8,806,000	13,013,000				6,013,000	14,093,000	15,108,000
Amortization of discount on liability component	3,819,000	9,999,000	10,788,000		5,000	2,081,000	2,912,000				3,529,000	7,914,000	7,907,000
Total interest cost					$ 25,000	$ 10,887,000	$ 15,925,000				$ 9,542,000	$ 22,007,000	$ 23,015,000